Consolidated Statement of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 862,274	$ 306,904
Franchise tax expenses	41,983
Loss from operations	(904,257)	(306,904)
Other income (expense):
Interest earned on Trust Account	65,479	82,119
Warrant issuance transaction costs		(889,980)
Change in fair market value of derivative warrant liabilities	8,973,000	(16,260,669)
Income (loss) before provision for income taxes	8,134,222	(17,375,434)
Provision for income taxes	0	0
Net income (loss)	$ 8,134,222	$ (17,375,434)
Class A Common Stock [Member]
Two Class Method:
Weighted average shares outstanding (in Shares)	34,500,000	34,500,000
Net income per share of common stock, basic and diluted (in Dollars per share)	$ 0.00
Class B Common Stock [Member]
Two Class Method:
Weighted average shares outstanding (in Shares)	8,625,000	8,030,048
Net income per share of common stock, basic and diluted (in Dollars per share)	$ 0.94	$ (2.16)